Shareholder Fees - AB Emerging Markets Multi-Asset Portfolio	Mar. 31, 2025
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Advisor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%

[1]
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

[2]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.